Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Ultra Short Term Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Ultra Short Term Bond Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 30.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	1,087,754	1,081,699
ACC Trust(a)
Series 2022-1 Class A
09/20/2024	1.190%	1,908,270	1,900,333
American Credit Acceptance Receivables Trust(a)
Series 2022-3 Class A
02/13/2026	4.120%	1,674,437	1,665,411
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	933,934	927,582
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	820,595	808,858
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	12,081,769	11,831,995
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A3
08/18/2026	0.760%	16,481,000	15,871,587
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	3,500,983	3,378,783
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	3,289,983	3,211,826
Carmax Auto Owner Trust
Series 2019-2 Class A4
12/16/2024	2.770%	686,498	685,814
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	5,807,195	5,441,812
Series 2021-N2 Class A1
03/10/2028	0.320%	849,722	841,157
Series 2021-N3 Class A1
06/12/2028	0.350%	2,367,377	2,309,767
CCG Receivables Trust(a)
Series 2020-1 Class A2
12/14/2027	0.540%	4,820,491	4,741,746
Series 2021-1 Class A2
06/14/2027	0.300%	2,403,942	2,341,808
Chase Auto Credit Linked Notes(a)
Subordinated Series 2020-2 Class B
02/25/2028	0.840%	3,139,375	3,074,556
Subordinated Series 2020-2 Class C
02/25/2028	1.139%	485,856	475,758
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Auto Credit-Linked Notes(a)
Subordinated Series 2020-1 Class B
01/25/2028	0.991%	457,905	452,939
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	9,292,264	8,984,356
CPS Auto Receivables Trust(a)
Series 2022-A Class A
04/16/2029	0.980%	1,766,809	1,752,225
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	294,378	293,688
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	1,533,651	1,505,978
Dext ABS LLC(a)
Series 2020-1 Class A
02/16/2027	1.460%	1,723,291	1,708,459
Dext Asset-Backed Security LLC(a)
Series 2021-1 Class A
02/15/2028	1.120%	11,814,620	11,343,412
Dllmt LLC(a)
Series 2021-1A Class A3
07/21/2025	1.000%	7,500,000	7,209,239
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	2,341,713	2,331,047
DT Auto Owner Trust(a)
Series 2020-2A Class C
03/16/2026	3.280%	1,595,110	1,581,221
Series 2022-3A Class A
10/15/2026	6.050%	19,455,409	19,483,055
Subordinated Series 2019-3A Class E
08/17/2026	3.850%	19,375,000	19,138,995
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	5,190,000	5,072,533
Enterprise Fleet Financing LLC(a)
Series 2023-1 Class A1
03/20/2024	5.330%	5,693,541	5,691,049
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class C
05/15/2025	3.280%	1,277,103	1,275,511
Exeter Automobile Receivables Trust
Series 2023-1A Class A2
06/16/2025	5.610%	4,150,000	4,146,108
Subordinated Series 2021-1A Class C
01/15/2026	0.740%	7,352,842	7,231,638
2	Columbia Ultra Short Term Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	3,407,413	3,273,656
Series 2021-2A Class A
12/15/2026	0.830%	7,740,646	7,469,001
First Investors Auto Owner Trust(a)
Series 2021-2A Class A
03/15/2027	0.480%	8,515,093	8,284,999
Flagship Credit Auto Trust(a)
Series 2021-3 Class A
07/15/2027	0.360%	9,803,046	9,570,102
Foursight Capital Automobile Receivables Trust(a)
Series 2022-1 Class A2
09/15/2025	1.150%	1,109,710	1,095,937
FREED ABS Trust(a)
Series 2022-4FP Class A
12/18/2029	6.490%	3,522,725	3,522,338
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	1,247,609	1,242,368
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	2,157,726	2,130,953
Subordinated Series 2021-1A Class C
01/15/2027	1.200%	819,349	806,218
Honda Auto Receivables Owner Trust
Series 2020-2 Class A4
10/15/2026	1.090%	7,570,000	7,407,010
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	3,978,294	3,844,137
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	1,427,118	1,373,332
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	5,335,430	5,078,228
Series 2021-3 Class C
02/26/2029	0.860%	2,176,693	2,067,243
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	2,071,433	2,014,090
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	10,367,729	9,925,907
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class A
10/15/2028	2.731%	1,774,071	1,759,288
Series 2021-B Class A
02/15/2029	1.110%	599,592	597,946
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-A Class A
06/15/2029	1.680%	3,078,378	3,071,534
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	2,183,972	2,129,577
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	5,350,000	5,127,259
MMAF Equipment Finance LLC(a)
Series 2020-A Class A2
04/09/2024	0.740%	107,861	107,477
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	2,110,046	2,082,500
NMEF Funding LLC(a)
Series 2021-A Class A2
12/15/2027	0.810%	4,551,574	4,518,245
Octane Receivables Trust(a)
Series 2020-1A Class A
02/20/2025	1.710%	4,773,492	4,741,432
Series 2021-2A Class A
09/20/2028	1.210%	14,690,848	14,080,790
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	8,985,827	9,009,004
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	1,376,325	1,368,375
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	3,569,105	3,544,068
Series 2021-3 Class A
05/15/2029	1.150%	9,546,898	9,417,490
Series 2021-5 Class A
08/15/2029	1.530%	5,792,892	5,656,590
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	20,901,008	20,202,843
Santander Drive Auto Receivables Trust
Series 2022-1 Class A3
11/17/2025	1.940%	1,562,305	1,550,952
Series 2022-2 Class A3
10/15/2026	2.980%	9,048,697	8,941,532
Series 2022-3 Class A3
12/15/2026	3.400%	16,545,000	16,319,596
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	4,198,558	4,170,413

Columbia Ultra Short Term Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program Trust(a)
Series 2022-1S Class A
04/15/2031	6.210%	7,881,858	7,887,068
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	1,922,717	1,898,426
Series 2022-1A Class A
02/15/2028	1.850%	11,208,682	10,982,804
Tricolor Auto Securitization Trust(a)
Series 2022-1A Class A
02/18/2025	3.300%	1,534,624	1,525,614
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	1,299,098	1,263,615
Series 2021-ST2 Class A
04/20/2027	2.500%	905,463	869,296
Series 2021-ST6 Class A
08/20/2027	1.850%	2,759,583	2,620,719
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	6,125,263	6,036,474
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	7,056,351	6,874,978
Westlake Automobile Receivables Trust(a)
Series 2022-3A Class A2
07/15/2025	5.240%	6,852,000	6,831,989
Series 2023-2A Class A1
03/15/2024	5.266%	16,503,971	16,494,455
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	30,224,000	29,573,323
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	703,001	678,581
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	470,539	469,287
Series 2021-A Class A3
03/15/2027	0.530%	18,994,428	18,450,830
Total Asset-Backed Securities — Non-Agency (Cost $465,460,374)			459,751,834

Commercial Mortgage-Backed Securities - Non-Agency 5.3%

Commercial Mortgage Trust
Series 2014-CR16 Class A4
04/10/2047	4.051%	1,123,000	1,098,614
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a),(b)
Series 2022-SHIP Class A
1-month Term SOFR + 0.731% Floor 0.731% 08/15/2036	5.621%	13,725,000	13,577,881
GS Mortgage Securities Trust(c)
Series 2013-GC13 Class A5
07/10/2046	4.174%	19,715,799	19,685,472
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	13,010,369	12,961,797
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A5
02/15/2047	4.079%	3,500,000	3,413,272
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A4
11/15/2046	4.039%	4,885,000	4,819,209
Morgan Stanley Bank of America Merrill Lynch Trust(c)
Subordinated Series 2014-C14 Class AS
02/15/2047	4.384%	14,198,500	13,918,159
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	5.823%	11,000,000	10,424,570
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $80,313,771)			79,898,974

Corporate Bonds & Notes 49.0%

Aerospace & Defense 1.4%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	4,660,000	4,535,582
Boeing Co. (The)
05/01/2025	4.875%	7,575,000	7,552,439
Harris Corp.
04/27/2025	3.832%	2,005,000	1,960,315
United Technologies Corp.
08/16/2025	3.950%	7,500,000	7,401,212
Total			21,449,548
Automotive 1.0%
Daimler Trucks Finance North America LLC(a),(b)
SOFR + 1.000% 04/05/2024	5.810%	7,500,000	7,476,681
Toyota Motor Credit Corp.
06/14/2024	0.500%	8,040,000	7,652,156
Total			15,128,837

4	Columbia Ultra Short Term Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 15.5%
American Express Co.(b)
3-month USD LIBOR + 0.750% 08/03/2023	5.546%	7,581,000	7,577,037
Bank of America Corp.(b)
3-month USD LIBOR + 0.430% 05/28/2024	5.272%	14,577,000	14,540,120
Bank of Montreal
12/12/2024	5.200%	7,850,000	7,847,762
Bank of New York Mellon Corp. (The)(b)
SOFR + 0.260% 04/26/2024	5.070%	1,047,000	1,041,263
Bank of Nova Scotia (The)(b)
SOFR + 0.380% 07/31/2024	5.190%	7,612,000	7,546,252
BBVA USA
08/27/2024	2.500%	8,000,000	7,700,354
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	5.814%	8,370,000	8,376,704
Citigroup, Inc.(b)
3-month USD LIBOR + 1.100% 05/17/2024	5.977%	14,000,000	14,002,071
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.820% 06/04/2024	5.806%	6,883,000	6,913,443
Cooperatieve Rabobank UA(b)
SOFR + 0.300% 01/12/2024	5.110%	7,875,000	7,842,995
Credit Suisse AG
08/09/2024	4.750%	7,750,000	7,487,623
Discover Bank
09/12/2024	2.450%	8,000,000	7,604,578
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.600% 11/29/2023	6.553%	14,000,000	14,058,606
HSBC Holdings PLC(d)
08/17/2024	0.732%	7,887,000	7,759,728
JPMorgan Chase & Co.(d)
12/15/2025	5.546%	14,000,000	14,060,521
Morgan Stanley(b)
3-month USD LIBOR + 1.220% 05/08/2024	6.063%	14,000,000	14,000,684
National Australia Bank Ltd.
11/22/2024	5.132%	7,000,000	7,040,352
Royal Bank of Canada(b)
3-month USD LIBOR + 0.660% 10/05/2023	5.883%	7,389,000	7,386,139
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.320% 09/01/2023	5.282%	7,203,000	7,189,593
State Street Corp.(d)
12/03/2024	3.776%	7,629,000	7,558,864
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	5,965,000	5,785,555
Toronto-Dominion Bank (The)(b)
SOFR + 0.910% 03/08/2024	5.720%	7,575,000	7,564,214
Truist Bank(b)
SOFR + 0.200% 01/17/2024	5.010%	7,100,000	7,004,268
UBS Group AG(a),(d)
08/05/2025	4.490%	7,500,000	7,348,605
US Bancorp
07/30/2024	2.400%	8,000,000	7,724,030
Wells Fargo & Co.(d)
05/19/2025	0.805%	13,000,000	12,372,347
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.770% 02/26/2024	5.728%	8,000,000	8,025,962
Total			233,359,670
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital(b)
3-month USD LIBOR + 1.650% 02/01/2024	6.464%	7,552,000	7,570,926
Comcast Corp.(b)
3-month USD LIBOR + 0.630% 04/15/2024	5.890%	7,323,000	7,319,157
Total			14,890,083
Chemicals 0.5%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	5.974%	7,389,000	7,411,500
Construction Machinery 1.1%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	8,550,000	8,052,656
John Deere Capital Corp.
03/03/2025	5.150%	8,000,000	8,097,067
Total			16,149,723
Consumer Products 0.4%
Kenvue, Inc.(a)
03/22/2025	5.500%	6,275,000	6,382,451

Columbia Ultra Short Term Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.6%
Carrier Global Corp.
02/15/2025	2.242%	2,007,000	1,914,837
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	7,000,000	6,823,997
Total			8,738,834
Electric 4.5%
American Electric Power Co., Inc.
11/01/2023	0.750%	7,000,000	6,844,381
CenterPoint Energy, Inc.(b)
SOFR + 0.650% 05/13/2024	5.460%	7,422,000	7,401,047
Dominion Energy, Inc.(b)
3-month USD LIBOR + 0.530% 09/15/2023	5.396%	7,000,000	6,990,396
DTE Energy Co.
11/01/2024	4.220%	7,000,000	6,916,077
Duke Energy Corp.(b)
SOFR + 0.250% 06/10/2023	5.060%	7,148,000	7,145,745
Eversource Energy(b)
SOFR + 0.250% 08/15/2023	5.060%	7,000,000	6,979,654
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	5.110%	7,286,000	7,231,412
NextEra Energy Capital Holdings, Inc.
03/01/2025	6.051%	6,945,000	7,060,562
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	4,262,000	4,160,116
WEC Energy Group, Inc.
09/27/2025	5.000%	5,000,000	5,025,937
Xcel Energy, Inc.
06/01/2025	3.300%	1,184,000	1,150,178
Total			66,905,505
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2025	4.450%	7,500,000	7,377,607
Mondelez International, Inc.
03/17/2024	2.125%	4,579,000	4,459,975
05/04/2025	1.500%	4,134,000	3,875,378
Tyson Foods, Inc.
08/15/2024	3.950%	7,000,000	6,903,085
Total			22,616,045
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.9%
Becton Dickinson and Co.
06/06/2024	3.363%	6,708,000	6,592,569
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	6.150%	7,362,000	7,355,342
CVS Health Corp.
07/20/2025	3.875%	7,500,000	7,374,941
GE Healthcare Holding LLC(a)
11/15/2024	5.550%	7,741,000	7,777,129
HCA, Inc.
02/01/2025	5.375%	7,200,000	7,205,123
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	7,500,000	7,143,031
Total			43,448,135
Healthcare Insurance 0.9%
UnitedHealth Group, Inc.
07/15/2025	3.750%	7,300,000	7,202,150
Wellpoint, Inc.
08/15/2024	3.500%	7,003,000	6,874,366
Total			14,076,516
Independent Energy 0.5%
Pioneer Natural Resources Co.
05/15/2023	0.550%	4,848,000	4,836,590
Woodside Finance Ltd.(a)
03/05/2025	3.650%	2,812,000	2,738,608
Total			7,575,198
Integrated Energy 1.0%
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.200% 08/11/2023	5.073%	7,020,000	7,019,311
Shell International Finance BV(b)
3-month USD LIBOR + 0.400% 11/13/2023	5.273%	7,529,000	7,531,920
Total			14,551,231
Life Insurance 2.5%
CoreBridge Financial, Inc.(a)
04/04/2025	3.500%	8,000,000	7,689,269
Five Corners Funding Trust(a)
11/15/2023	4.419%	7,605,000	7,555,747
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	8,139,000	7,660,035
New York Life Global Funding(a)
04/10/2024	2.875%	7,500,000	7,350,753

6	Columbia Ultra Short Term Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(a)
01/08/2024	0.500%	7,000,000	6,766,888
Total			37,022,692
Media and Entertainment 1.0%
Magallanes, Inc.(a),(b)
SOFR + 1.780% 03/15/2024	6.590%	7,500,000	7,519,107
Walt Disney Co. (The)
09/15/2024	3.700%	7,649,000	7,549,817
Total			15,068,924
Midstream 2.8%
Enable Midstream Partners LP
05/15/2024	3.900%	4,300,000	4,223,196
Enbridge, Inc.
02/16/2024	2.150%	7,208,000	7,023,149
Enterprise Products Operating LLC
02/15/2024	3.900%	7,169,000	7,082,401
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	6,583,000	6,519,893
05/01/2024	4.300%	1,710,000	1,694,966
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	7,600,000	7,518,971
Williams Companies, Inc. (The)
09/15/2025	4.000%	7,500,000	7,345,045
Total			41,407,621
Natural Gas 0.5%
NiSource, Inc.
08/15/2025	0.950%	8,000,000	7,342,678
Pharmaceuticals 2.7%
AbbVie, Inc.
03/15/2025	3.800%	7,475,000	7,349,214
Amgen, Inc.
05/01/2025	3.125%	8,000,000	7,773,273
Astrazeneca Finance LLC
05/28/2024	0.700%	7,570,000	7,242,940
Bristol-Myers Squibb Co.
11/13/2023	0.537%	7,500,000	7,326,750
Gilead Sciences, Inc.
02/01/2025	3.500%	4,100,000	4,026,922
Roche Holdings, Inc.(a),(b)
SOFR + 0.330% 09/11/2023	5.140%	7,500,000	7,491,320
Total			41,210,419
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.9%
Chubb INA Holdings, Inc.
03/15/2025	3.150%	7,000,000	6,816,972
Loews Corp.
04/01/2026	3.750%	6,755,000	6,647,241
Total			13,464,213
Railroads 0.9%
CSX Corp.
11/01/2025	3.350%	7,000,000	6,795,515
Union Pacific Corp.
01/15/2025	3.250%	7,500,000	7,338,648
Total			14,134,163
Retailers 0.4%
Lowe’s Companies, Inc.
09/08/2025	4.400%	5,736,000	5,711,223
Technology 1.9%
Broadcom, Inc.
11/15/2025	3.150%	7,500,000	7,200,527
International Business Machines Corp.
02/12/2024	3.625%	3,525,000	3,485,524
Microchip Technology, Inc.
02/15/2024	0.972%	7,129,000	6,889,042
NXP BV/Funding LLC/USA, Inc.
05/01/2025	2.700%	4,193,000	3,991,820
Oracle Corp.
04/01/2025	2.500%	7,400,000	7,063,531
Total			28,630,444
Transportation Services 0.5%
ERAC USA Finance LLC(a)
11/01/2023	2.700%	7,535,000	7,402,423
Wireless 1.0%
American Tower Corp.
01/15/2025	2.950%	7,500,000	7,231,473
T-Mobile USA, Inc.
04/15/2025	3.500%	8,000,000	7,785,778
Total			15,017,251
Wirelines 1.1%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	6.334%	8,025,000	8,061,220

Columbia Ultra Short Term Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.(b)
SOFR + 0.500% 03/22/2024	5.310%	8,035,000	8,026,965
Total			16,088,185
Total Corporate Bonds & Notes (Cost $738,979,969)			735,183,512

Foreign Government Obligations(e) 0.9%

Canada 0.9%
Province of Ontario
01/29/2024	3.050%	7,000,000	6,895,893
Province of Quebec
10/16/2024	2.875%	7,000,000	6,839,240
Total			13,735,133
Total Foreign Government Obligations (Cost $13,763,827)			13,735,133

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.255% Cap 11.180% 02/01/2036	4.380%	24,386	24,120
Total Residential Mortgage-Backed Securities - Agency (Cost $24,371)			24,120

Residential Mortgage-Backed Securities - Non-Agency 10.6%

Bellemeade Re Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 03/25/2031	6.565%	4,029,196	4,018,127
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	5.815%	5,492,464	5,423,534
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	3,975,434	3,975,434
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	7,896,715	7,446,696
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.715%	10,636,428	10,667,057
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	6.915%	7,518,693	7,523,701
Lakeview Trust(a)
CMO Series 2022-1 Class A
04/25/2052	2.389%	12,305,394	11,725,360
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,200,893	1,072,320
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,215,130	2,992,219
Oceanview Trust(a),(c)
CMO Series 2021-1 Class A
12/29/2051	1.219%	4,884,460	4,709,705
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	9,036,236	8,250,450
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	10,541,350	9,743,663
CMO Series 2022-EBO1 Class A
01/25/2052	2.161%	5,274,769	5,140,428
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	18,619,674	17,721,517
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	14,793,828	13,785,277
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	1,128,504	1,079,030
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	25,252,141	23,256,126
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	11,861,220	11,041,714
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	10,373,401	9,150,509
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	389,958	369,978
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $168,402,223)			159,092,845

8	Columbia Ultra Short Term Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2023 (Unaudited)
U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.050% 08/22/2023	4.860%	350,000	349,999
1-month USD LIBOR + 0.400% 12/08/2023	5.290%	2,000,000	2,005,284
SOFR + 0.060% 12/27/2023	4.870%	2,575,000	2,574,608
SOFR + 0.040% 02/09/2024	4.850%	2,900,000	2,898,759
Federal Home Loan Banks(b)
SOFR + 0.070% 12/14/2023	4.880%	7,000,000	7,001,115
Total U.S. Government & Agency Obligations (Cost $14,829,444)			14,829,765

U.S. Treasury Obligations 1.1%

U.S. Treasury
10/31/2023	0.375%	16,000,000	15,643,125
Total U.S. Treasury Obligations (Cost $15,659,931)			15,643,125
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.046%(g),(h)	18,135,845	18,128,591
Total Money Market Funds (Cost $18,125,482)		18,128,591
Total Investments in Securities (Cost: $1,515,559,392)		1,496,287,899
Other Assets & Liabilities, Net		4,111,488
Net Assets		1,500,399,387

At April 30, 2023, securities and/or cash totaling $1,855,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(385)	06/2023	USD	(79,373,164)	129,622	—
U.S. Treasury 2-Year Note	(940)	06/2023	USD	(193,794,218)	—	(1,859,660)
Total					129,622	(1,859,660)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to $670,657,533, which represents 44.70% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of April 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2023.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2023.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2023.
Columbia Ultra Short Term Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.046%
	94,045,164	1,111,568,646	(1,187,478,477)	(6,742)	18,128,591	19,777	1,579,136	18,135,845
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Ultra Short Term Bond Fund | Third Quarter Report 2023

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3QT103_07_N01_(06/23)